Bank loans: (Details Textual) $ in Thousands, $ in Thousands, $ in Millions			1 Months Ended									12 Months Ended
	Jun. 02, 2015 MXN ($)	Jun. 02, 2015 COP ($)	Nov. 22, 2018 MXN ($)	Nov. 16, 2018 USD ($)	May 16, 2018 MXN ($)	May 16, 2018 USD ($)	Nov. 16, 2017 USD ($)	Oct. 31, 2017 MXN ($)	Oct. 19, 2017 MXN ($)	Jul. 31, 2017 MXN ($)	Jul. 17, 2015 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 MXN ($)
Borrowings, interest rate basis												London Inter Bank Offered Rate (LIBOR) plus 1.85%)	London Inter Bank Offered Rate (LIBOR) plus 1.85%)
Increase (decrease) in fair value measurement, liabilities													$ 535,125,402
Repayments of borrowings, classified as financing activities	$ 2,897,404	$ 440										$ 3,090,124		$ 5,339,338
Proceeds from borrowings, classified as financing activities														$ 8,000,000
Purchase of property, plant and equipment, classified as investing activities			$ 1,478,848	$ 72,500	$ 1,415,301	$ 72,500
BBVA Bancomer [Member]
Notional amount								$ 2,000,000		$ 4,000,000
Borrowings, interest rate basis								28-day TIIE plus 1.25 points		The loan was denominated in pesos and subject to the monthly rate TIIE plus 0.60% for the period from July 31 to October 31, 2017, TIIE plus 0.85% from October 31, 2017, to January 31, 2018, TIIE plus 1.10% from January 31 to April 30, 2018, and TIIE plus 1.60% from April 30 to July 31, 2018
Borrowings,payment term								The new loan is payable in seven years and will be paid in nine semiannual payments from October 2020 to October 2024 at the rate of 28-day TIIE plus 1.25 points.
Repayments of borrowings, classified as financing activities								$ 4,000,000
Borrowings,Maturity date								Oct. 27, 2022
Minimum leverage ratio to be maintained												3.5x	3.5x
Minimum interest coverage ratio												3.0x	3.0x
Banco Santander [Member]
Notional amount								$ 2,000,000
Minimum leverage ratio to be maintained												3.5x	3.5x
Minimum interest coverage ratio												3.0x	3.0x
Subsidiaries in Mexico [Member]
Notional amount							$ 72,500				$ 215,000
Borrowings, interest rate basis											LIBOR plus 1.85%
Borrowings,payment term											July 2018 to July 2022
Repayments of borrowings, classified as financing activities							$ 70,000
Borrowings,Maturity date							Nov. 16, 2023
Subsidiaries in Mexico [Member] | BBVA Bancomer [Member]
Borrowings, interest rate basis							LIBOR plus a spread of 1.525%
Subsidiaries in Mexico [Member] | BankofAmericaMerrill Lynch [Member]
Borrowings, interest rate basis							LIBOR plus a spread of 1.45%
Airplan [Member]
Minimum equity debt ratio to be maintained												equal to or higher than 16%	equal to or higher than 16%
Debt coverage ratio												2: 1.2	2: 1.2
Syndicated Loan [Member]
Increase (decrease) in fair value measurement, liabilities									$ 605,382
Long-term syndicated loan [Member]
Proceeds from borrowings, classified as financing activities		$ 440